Schedule of Share-based Compensation Costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total share-based compensation expense included in consolidated statement of operations	$ 29,307	$ 55,998	$ 160,000	$ 354,229	$ 405,617	$ 1,292,065
Cost of Sales [Member]
Total share-based compensation expense included in consolidated statement of operations		6,833	29,944	23,949	31,006	91,081
Advertising and Marketing Expenses [Member]
Total share-based compensation expense included in consolidated statement of operations		2,500	13,292	7,500	8,333	33,977
Product Development Costs [Member]
Total share-based compensation expense included in consolidated statement of operations		5,444	14,029	16,332	21,882	45,330
Selling, General and Administrative Expenses [Member]
Total share-based compensation expense included in consolidated statement of operations	$ 29,307	$ 41,221	$ 102,735	$ 306,448	$ 344,396	$ 1,121,677